Growth Fund Performance Management - Growth Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P® 500 (a broad-based securities market index) and the Russell 1000® Growth Index which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.American Century Investment Management, Inc., served as subadviser of the Fund from its inception until September 30, 2019. SunAmerica Asset Management, LLC served as subadviser of the Passive Strategy from September 30, 2019 until April 30, 2025. BlackRock assumed subadvisory duties of the Active Strategy on September 30, 2019 and the Passive Strategy on April 30, 2025.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P® 500 (a broad-based securities market index) and the Russell 1000® Growth Index which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202028.99%Lowest Quarterly Return:June 30, 2022-22.49%Year to Date Most Recent Quarter:June 30, 20257.16%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	7.16%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	28.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022